Combined and Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (11,106)	$ (10,549)	$ (6,165)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision of expected credit losses	837	2,452	37
Depreciation and amortization	91	229	300
Amortization of operating lease right-of-use assets	216	171	145
Inventory write-downs		49
Losses from disposal of property, equipment and software			30
Investment income		(78)	(10)
Gain on lease early termination	(29)
Changes in operating assets and liabilities:
Accounts receivable	(353)	320	625
Advance to suppliers	4,975	5,244	(4,141)
Inventories	(2,285)	(202)	(483)
Amounts due from related parties	169	(154)
Prepaid expenses and other current asset, net	(9,640)	(533)	(163)
Accounts payable	1,388	(1,078)	(122)
Deferred revenues	(2,651)	(4,081)	1,853
Accrued expenses and other current liabilities	7,592	630	3,256
Payable to redeemable non-controlling interests	1,102	329
Operating lease liabilities	(197)	(97)	(29)
Amounts due to related parties	(177)	67	3
Net cash used in operating activities	(10,068)	(7,281)	(4,864)
Cash flows from investing activities:
Purchase of property, equipment and software	(61)		(211)
Proceed from disposal of property and equipment		2
Loans to related parties	(117)	(82)	(136)
Collection from loans to related parties	70	217	2,174
Net cash provided by/(used in) investing activities	(108)	137	1,827
Cash flows from financing activities:
Proceeds from borrowings from third parties	10,349	8,490	9,255
Repayments of borrowings to third parties	(8,242)	(8,656)	(9,232)
Payment for deferred offering cost	(377)	(1,123)
Proceeds from borrowings from related parties	1,566	2,375
Repayment of borrowings to related parties	(1,146)	(2,683)	(814)
Proceeds from capital contribution		8,846	1,568
Capital reduction of non-controlling interest	(704)
Proceeds from issuance of mezzanine equity			3,815
Net proceeds from initial public offering	9,029
Net cash provided by financing activities	10,475	7,249	4,592
Effect of exchange rate changes on cash, cash equivalents and restricted cash	54	(56)	(233)
Net increase in cash, cash equivalents and restricted cash:	353	49	1,322
Cash, cash equivalents and restricted cash at the beginning of period	2,120	2,071	749
Cash, cash equivalents and restricted cash at the end of the period	2,473	2,120	2,071
Supplemental disclosure of cash flow information:
Income tax paid
Interest paid	394	606	581
Supplemental schedule of non-cash financing activities:
Attribution of net loss to subsidiary’s mezzanine equity	(153)	(162)	(98)
Accretion of mezzanine equity to redemption value	10,300	11,587	13,194
Debt offset between related parties (Note 20)	153		1,373
Conversion of redeemable principal interests into ordinary shares upon IPO	131,308
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 453		$ 172